GUARANTOR FINANCIAL STATEMENTS (Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 03, 2013	Dec. 31, 2012
ASSETS
Current assets, other than assets held for sale		$ 6,718	$ 8,199
Current assets held for sale		744	846
Property, plant, equipment and mining development costs, net		24,246	22,927
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments		2,262	9,187
Not subject to amortization		4,831	10,087
Investment in consolidated subsidiaries		0	0
Other Assets		3,652	3,429
Long-term assets held for sale		4,124	3,999
Total assets		46,577	58,674	$ 63,385
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		4,199	4,979
Current liabilities held for sale		108	193
Long-term debt, less current portion		19,779	18,371
Deferred income taxes		3,607	5,691
Environmental and asset retirement obligations, less current portion		3,717	3,627
Investment in consolidated subsidiary		0
Other liabilities		1,641	1,846
Long-term liabilities		718	742
Total liabilities		33,769	35,449
Redeemable noncontrolling interest		764	751		$ 259
Equity:
Stockholders' equity		7,828	18,287
Noncontrolling interests		4,216	4,187
Total equity		12,044	22,474	$ 25,231		$ 21,311
Total liabilities and equity		46,577	58,674
FCX Issuer [Member]
ASSETS
Current assets, other than assets held for sale		181	323
Current assets held for sale		0	0
Property, plant, equipment and mining development costs, net		26	22
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments		0	0
Not subject to amortization		0	0
Investment in consolidated subsidiaries		24,311	28,765
Other Assets		5,038	8,914
Long-term assets held for sale		0	0
Total assets		29,556	38,024
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		6,012	1,592
Current liabilities held for sale		0	0
Long-term debt, less current portion		14,735	14,930
Deferred income taxes	[1]	941	3,161
Environmental and asset retirement obligations, less current portion		0	0
Investment in consolidated subsidiary		0
Other liabilities		40	54
Long-term liabilities		0	0
Total liabilities		21,728	19,737
Redeemable noncontrolling interest		0	0
Equity:
Stockholders' equity		7,828	18,287
Noncontrolling interests		0	0
Total equity		7,828	18,287
Total liabilities and equity		29,556	38,024
FM O&G LLC Guarantor [Member]
ASSETS
Current assets, other than assets held for sale		3,831	2,635
Current assets held for sale		0	0
Property, plant, equipment and mining development costs, net		57	46
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments		710	3,296
Not subject to amortization		1,393	2,447
Investment in consolidated subsidiaries		0	6,460
Other Assets		1,826	3,947
Long-term assets held for sale		0	0
Total assets		7,817	18,831
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		666	560
Current liabilities held for sale		0	0
Long-term debt, less current portion		5,883	3,874
Deferred income taxes		0	0
Environmental and asset retirement obligations, less current portion		305	302
Investment in consolidated subsidiary		0
Other liabilities		3,360	3,372
Long-term liabilities		0	0
Total liabilities		10,214	8,108
Redeemable noncontrolling interest		0	0
Equity:
Stockholders' equity		(2,397)	10,723
Noncontrolling interests		0	0
Total equity		(2,397)	10,723
Total liabilities and equity		7,817	18,831
Non-Guarantor Subsidiaries [Member]
ASSETS
Current assets, other than assets held for sale		10,238	7,813
Current assets held for sale		744	846
Property, plant, equipment and mining development costs, net		24,163	22,859
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments		1,552	5,907
Not subject to amortization		3,432	7,640
Investment in consolidated subsidiaries		0	10,246
Other Assets		3,586	3,355
Long-term assets held for sale		4,124	3,999
Total assets		47,839	62,665
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		5,047	5,399
Current liabilities held for sale		108	193
Long-term debt, less current portion		11,594	8,879
Deferred income taxes		2,666	2,530
Environmental and asset retirement obligations, less current portion		3,412	3,325
Investment in consolidated subsidiary		2,397
Other liabilities		1,732	1,895
Long-term liabilities		718	742
Total liabilities		27,674	22,963
Redeemable noncontrolling interest		764	751
Equity:
Stockholders' equity		15,725	35,268
Noncontrolling interests		3,676	3,683
Total equity		19,401	38,951
Total liabilities and equity		47,839	62,665
Consolidation, Eliminations [Member]
ASSETS
Current assets, other than assets held for sale		(7,532)	(2,572)
Current assets held for sale		0	0
Property, plant, equipment and mining development costs, net		0	0
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments		0	(16)
Not subject to amortization		6	0
Investment in consolidated subsidiaries		(24,311)	(45,471)
Other Assets		(6,798)	(12,787)
Long-term assets held for sale		0	0
Total assets		(38,635)	(60,846)
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		(7,526)	(2,572)
Current liabilities held for sale		0	0
Long-term debt, less current portion		(12,433)	(9,312)
Deferred income taxes		0	0
Environmental and asset retirement obligations, less current portion		0	0
Investment in consolidated subsidiary		(2,397)
Other liabilities		(3,491)	(3,475)
Long-term liabilities		0	0
Total liabilities		(25,847)	(15,359)
Redeemable noncontrolling interest		0	0
Equity:
Stockholders' equity		(13,328)	(45,991)
Noncontrolling interests		540	504
Total equity		(12,788)	(45,487)
Total liabilities and equity		$ (38,635)	$ (60,846)

[1]	All U.S. related deferred income taxes are recorded at the parent company.